EQUITY (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Jul. 25, 2023	Dec. 03, 2021	Feb. 02, 2021	Jan. 29, 2021
EQUITY
Common stock, voting rights		eighteen
Ordinary shares, par value, (per share)		$ 0.025	$ 0.025
Proceeds from initial public offering		$ 0	$ 0	$ 12,300,000
Agent fees and other offering expenses	$ 2,362,156
Adjustment to additional paid in capital-Direct cost	911,647
Stock issued during period-offset to direct costs	$ 1,450,509
Amount of cash or other assets transferred			0
China
EQUITY
Restricted amounts as determined pursuant to PRC statutory laws		275,150	226,253
Total restricted net assets		$ 6,732,073	$ 6,683,176
Warrant
EQUITY
Offering price, per share	$ 200.0
Warrant | Black-Scholes warrant-pricing model
EQUITY
Fair value of warrants	$ 14,819,266
Gross proceeds from sale of shares	$ 9,479,610
Initial public offering | Securities Purchase Agreement
EQUITY
Offering price, per share	$ 187.5
Number of units sold	131,000
Gross proceeds from sale of shares	$ 24,562,500
Initial public offering | Warrant
EQUITY
Ordinary shares, par value, (per share)								$ 125.0
Ordinary shares, shares issued								10,800
Fair value of warrants								$ 2,254,920
Initial public offering | Warrant | Securities Purchase Agreement
EQUITY
Proceeds from initial public offering	22,200,344
Agent fees and other offering expenses	2,362,156
Class A ordinary shares
EQUITY
Common stock, voting rights		one
Common stock, conversion basis		no
Ordinary shares, par value, (per share)		$ 0.025	$ 0.025
Ordinary shares, shares issued		674,949	507,440
Class A ordinary shares | Black-Scholes warrant-pricing model
EQUITY
Gross proceeds from sale of shares	$ 15,082,890
Class A ordinary shares | Initial public offering
EQUITY
Ordinary shares, par value, (per share)								$ 0.025
Proceeds from initial public offering		$ 9,886,299
Ordinary shares, shares issued							3,000	120,000
Offering price, per share							$ 100.0	$ 100.0
Net of cash fees		$ 2,413,701
Class A ordinary shares | 2021 Performance Incentive Plan
EQUITY
Shares issued		168,000	101,440
Fair market value of shares issued		$ 1,450,000	$ 2,888,787
Stock-based compensation expense		$ 1,450,000	$ 2,888,787
Common stock, capital shares reserved						200,000
Ordinary shares, shares issued		199,440
Class A ordinary shares | 2023 Performance Incentive Plan
EQUITY
Common stock, capital shares reserved					1,000,000
Ordinary shares, shares issued		70,000
Class B ordinary shares
EQUITY
Common stock, conversion basis		one
Ordinary shares, par value, (per share)		$ 0.025	$ 0.025
Ordinary shares, shares issued		50,000	50,000
TRX, ZJ
EQUITY
Amount of cash transferred		$ 15,000		12,492,000
TRX HK
EQUITY
Amount of cash transferred		600
TRX BJ
EQUITY
Amount of cash transferred		$ 700
Subsidiary in Hongkong
EQUITY
Amount of cash transferred				12,340,000
VIE's Subsidiary
EQUITY
Amount of cash transferred				$ 7,635,000